Common Stock And Share-Based Compensation (Performance Shares) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, performance share award gross	834,420
Performance period for vesting of performance shares, years	3
Employee service share based compensation nonvested performance shares total compensation cost not yet recognized	$ 29
Weighted-average period (years)	1.28
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, Number of Performance Shares	1,325,406
Granted, Number of Performance Shares	834,420
Vested, Number of Performance Shares	(425)
Forfeited, Number of Performance Shares	(661,928)	[1]
Nonvested at December 31, Number of Performance Shares	1,497,473		1,325,406
Nonvested at January 1, Weighted Average Exercise Price	$ 34.64
Granted, Weighted Average Exercise Price	41.93		33.91	35.6
Vested, Weighted Average Exercise Price	34.86
Forfeited, Weighted Average Exercise Price	35.71	[1]
Nonvested at December 31, Weighted Average Exercise Price	$ 38.15		$ 34.64

[1]	Includes performance shares that expired with zero value as performance targets were not met.